Retirement and Deferred Compensation Plans (Benefit Plans' Assets and Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 116	$ 86
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 77	108
Projected benefit obligation	82	107
Funded status	(5)	1
Amounts Recognized on the Consolidated Balance Sheets
Other assets		4
Other liabilities	(5)	(3)
Net amount recognized	$ (5)	$ 1
Weighted-Average Assumptions, Benefit obligations:
Weighted-average discount rate	5.66%	3.07%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Weighted-average discount rate	3.07%	2.95%
Expected return on plan assets	5.00%	4.25%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 9	$ 8
Projected benefit obligation	6	9
Funded status	3	(1)
Amounts Recognized on the Consolidated Balance Sheets
Other assets	3
Other liabilities		(1)
Net amount recognized	$ 3	$ (1)
Weighted-Average Assumptions, Benefit obligations:
Weighted-average discount rate	5.70%	3.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Weighted-average discount rate	3.73%	2.96%
Expected return on plan assets	6.50%	6.50%